Compensation of Corporate Officers - Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	€ 729,000	€ 650,276	€ 318,613
Amounts paid	707,521	603,408	310,123
Jean Francois MOUNEY
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	332,416	336,406	103,665
Amounts paid	325,785	336,408	89,507
Jean Francois MOUNEY | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	45,863	49,937	14,791
Amounts paid	39,232	49,939	633
Jean Francois MOUNEY | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	286,553	286,469	88,874
Amounts paid	286,553	286,469	88,874
Xavier GUILLE DES BUTTES
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	89,822	85,020	68,016
Amounts paid	85,020	80,660	67,580
Xavier GUILLE DES BUTTES | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	89,822	85,020	68,016
Amounts paid	85,020	80,660	67,580
Xavier GUILLE DES BUTTES | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Frédéric DESDOUITS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	53,360	33,136
Amounts paid	47,960	44,640	30,302
Frédéric DESDOUITS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	53,360	33,136
Amounts paid	47,960	44,640	30,302
Frédéric DESDOUITS | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
BIOTECH AVENIR
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
BIOTECH AVENIR | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
BIOTECH AVENIR | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Philippe MOONS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	16,986	45,780	36,188
Amounts paid	25,161	41,420	41,202
Philippe MOONS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	16,986	45,780	36,188
Amounts paid	25,161	41,420	41,202
Philippe MOONS | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Anne-Hélène MONSELLATO
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	52,320	50,140	44,472
Amounts paid	52,320	45,780	53,410
Anne-Hélène MONSELLATO | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	52,320	50,140	44,472
Amounts paid	52,320	45,780	53,410
Anne-Hélène MONSELLATO | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Catherine LARUE
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	47,651	43,600	33,136
Amounts paid	45,780	43,600	28,122
Catherine LARUE | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	47,651	43,600	33,136
Amounts paid	45,780	43,600	28,122
Catherine LARUE | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Katherine KALIN
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	15,805	0
Amounts paid	39,240	4,360	0
Katherine KALIN | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	15,805	0
Amounts paid	39,240	4,360	0
Katherine KALIN | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Eric BACLET
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	62,881	20,165	0
Amounts paid	62,336	6,540	0
Eric BACLET | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	62,881	20,165	0
Amounts paid	62,336	6,540	0
Eric BACLET | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	0	0	0
Jean-François TINE
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	39,724	0	0
Amounts paid	23,919	0	0
Jean-François TINE | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	39,724	0	0
Amounts paid	23,919	0	0
Jean-François TINE | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0	0
Amounts paid	€ 0	€ 0	€ 0